Annual Total Returns - Fidelity Advisor® Diversified Stock Fund [BarChart] - 09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-14 - Fidelity Advisor® Diversified Stock Fund - Fidelity Advisor Diversified Stock Fund-Destiny Class A
Nov. 29, 2021
Bar Chart Table:
Annual Return 2011	0.05%
Annual Return 2012	19.24%
Annual Return 2013	33.61%
Annual Return 2014	10.80%
Annual Return 2015	(5.62%)
Annual Return 2016	16.64%
Annual Return 2017	18.92%
Annual Return 2018	(5.64%)
Annual Return 2019	27.79%
Annual Return 2020	27.04%